Financial Statements (Details)	0 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended
	Jul. 02, 2012	Mar. 31, 2013 item	Dec. 31, 2012 item	Mar. 31, 2013 Transmission and Storage System item mi MMcf	Dec. 31, 2012 Transmission and Storage System item MMcf mi	Mar. 31, 2013 Gathering System mi	Dec. 31, 2012 Gathering System mi	Jul. 02, 2012 EQT
Financial Statements
Equity interest retained by parent (as a percent)								59.40%
Common units issued to the public in an offering as a percentage of outstanding equity	40.60%
Number of common units issued to the public in an offering (in shares)	14,375,000
Common units held by parent (in shares)								2,964,718
Subordinated units held by parent (in shares)								17,339,718
General partner's interest (as a percent)	2.00%	2.00%	2.00%					2.00%
Number of counties in which midstream services are provided by the entity		22	22
Number of primary assets through which midstream services are provided		2	2
Length of FERC-regulated transmission pipeline (in miles)				700	700	2,000	2,000
Number of long-haul interstate pipelines and multiple distribution companies connected by FERC-regulated interstate pipeline system				5	5
Number of associated natural gas storage reservoirs which supports FERC-regulated interstate pipeline system				14	14
Peak withdrawal capability Per day of associated natural gas storage reservoirs (in MMcf per day)				400	400
Working gas capacity of associated natural gas storage reservoirs (in Bcf)				32,000	32,000
Total throughput capacity per day from transmission assets (in TBtu per day)				1,400,000	1,400,000